Annual Fund Operating Expenses - FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF - FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%